Revenue - Changes in allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue
At the beginning of the year	¥ 19,468	¥ 14,731
Allowance made during the year	11,935	4,737
Write off	(476)
At the end of the year	32,298	19,468
ASU 2016-13 | Cumulative effect of the adoption
Revenue
At the beginning of the year	¥ 1,371
At the end of the year		¥ 1,371